Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of proposal for the distribution of profits

Skr mn
At the disposal of the Annual General Meeting	20,338
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 168.67 per share, amounting to	673
Remaining disposable funds to be carried forward	19,665